Note 17 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest expense	$ 31,870	$ 35,121
Interest capitalized	(465)	(1,954)
Swap effect	2,394	13
Amortization and write-off of financing costs	2,498	1,944
Bank charges and other financing costs	251	243
Total	$ 36,548	$ 35,367